Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Office Rental Obligations	The following table sets forth the Company's office rental obligations as at June 30, 2018:
Twelve month periods ending June 30,	Amount
2019	38
2020	184
2021	186
2022	188
2023	150
Total	746